SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.0%
Asia - 31.5%
Australia - 5.0%
Amcor, Ltd.	9,125	100,940
Atlassian Corp., PLC *	2,125	386,304
CSL, Ltd.	1,175	242,716
Macquarie Group, Ltd.	2,600	225,379
Rio Tinto, PLC, ADR	4,400	265,716

		1,221,055

China/Hong Kong - 11.7%
AIA Group, Ltd.	32,200	320,071
Alibaba Group Holding, Ltd., ADR *	2,350	690,853
Baidu, Inc., ADR *	2,175	275,333
China Tower Corp., Ltd.	1,342,000	233,480
CSPC Pharmaceutical Group, Ltd.	105,600	206,136
ENN Energy Holdings, Ltd.	18,400	201,908
Ping An Insurance Group Co. of China, Ltd.	33,500	347,758
Tencent Holdings, Ltd.	9,000	607,891

		2,883,430

Japan - 9.8%
Astellas Pharma, Inc.	17,700	263,847
Keyence Corp.	1,000	467,479
Recruit Holdings Co., Ltd.	11,200	444,812
Shiseido Co., Ltd.	4,100	237,349
Sony Corp., ADR	6,300	483,525
Terumo Corp.	13,100	521,573

		2,418,585

Singapore - 1.8%
DBS Group Holdings, Ltd.	15,600	229,341
Singapore Technologies Engineering, Ltd.	78,400	199,788

		429,129

South Korea - 3.2%
LG Chem, Ltd.	975	544,216
Samsung Electronics Co., Ltd., GDR	185	234,566

		778,782

Europe - 58.3%
Denmark - 1.0%
Bavarian Nordic *	7,550	233,419

France - 8.2%
AXA SA	11,750	217,470
Dassault Systemes SA	2,625	489,781
Safran SA *	3,200	314,841
Sanofi, ADR	3,800	190,646
Schneider Electric SE	5,000	621,498
Talend SA, ADR *	4,900	191,296

		2,025,532

Name of Issuer	Quantity	Fair Value ($)

Germany - 5.9%
adidas AG *	1,630	526,399
Allianz SE	2,250	431,845
Aurelius SE & Co. *	4,660	75,603
Muenchener Rueckversicherungs AG	435	110,585
Siemens AG	2,225	280,995
Siemens Energy AG *	1,113	30,000

		1,455,427

Ireland - 2.1%
CRH, PLC, ADR	4,800	173,232
STERIS, PLC	1,950	343,570

		516,802

Netherlands - 3.7%
ASML Holding NV	1,700	627,759
Koninklijke Philips NV *	5,866	276,582

		904,341

Spain - 4.2%
Cellnex Telecom SA	7,733	469,416
Iberdrola SA	45,900	564,967

		1,034,383

Sweden - 1.9%
Hexagon AB *	3,800	287,026
Telefonaktiebolaget LM Ericsson, ADR	17,400	189,486

		476,512

Switzerland - 16.9%
Garmin, Ltd.	3,600	341,496
Interroll Holding AG	120	303,513
Logitech International SA	8,125	628,144
Lonza Group AG	1,075	663,421
Nestle SA	6,600	785,479
Novartis AG	4,325	375,515
Partners Group Holding AG	385	354,125
Roche Holding AG	1,320	452,154
Zurich Insurance Group AG	680	237,126

		4,140,973

United Kingdom - 14.4%
Ashtead Group, PLC	9,600	345,711
AstraZeneca, PLC, ADR	8,300	454,840
BAE Systems, PLC	52,600	326,675
Coca-Cola European Partners, PLC	5,400	209,574
Dechra Pharmaceuticals, PLC	6,300	261,954
Diageo, PLC, ADR	2,775	382,007
GVC Holdings, PLC *	8,375	104,891
HomeServe, PLC	15,000	239,023
London Stock Exchange Group, PLC	5,100	585,059
Reckitt Benckiser Group, PLC	3,100	302,268
RELX, PLC	14,700	327,257

		3,539,259

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Latin America - 1.6%
Argentina - 1.6%
Globant SA *	2,225	398,764

North America - 6.6%
Canada - 3.0%
Alimentation Couche-Tard, Inc.	5,200	181,085
BRP, Inc.	2,925	154,537
Colliers International Group, Inc.	1,600	106,704
Waste Connections, Inc.	2,750	285,450

		727,776

United States - 3.6%
Broadcom, Inc.	1,025	373,428
Euronet Worldwide, Inc. *	2,675	243,693
Mondelez International, Inc.	4,800	275,760

		892,881

Total Common Stocks (cost: $16,782,377)		24,077,050

Investment Companies - 1.2%
iShares MSCI India ETF	8,700	294,582

(cost: $258,117)
Short-Term Securities - 0.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	147,094	147,094

(cost: $147,094)

Total Investments in Securities - 99.8% (cost: $17,187,588)		24,518,726
Other Assets and Liabilities, net - 0.2%		44,074

Total Net Assets - 100.0%		$24,562,800

*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Health Technology	17.1%
Finance	14.2
Technology Services	12.4
Electronic Technology	11.6
Consumer Non-Durables	11.1
Producer Manufacturing	10.7
Retail Trade	3.5
Utilities	3.1
Communications	2.9
Process Industries	2.6
Consumer Durables	2.6
Non-Energy Minerals	1.8
Consumer Services	1.8
Commercial Services	1.4
Industrial Services	1.2
Investment Companies	1.2
Short-Term Securities	0.6

99.8
Other Assets and Liabilities, net	0.2

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Argentina	398,764	—	—	398,764
Australia	652,020	569,035	—	1,221,055
Canada	727,776	—	—	727,776
China/Hong Kong	966,186	1,917,244	—	2,883,430
Denmark	—	233,419	—	233,419
France	381,942	1,643,590	—	2,025,532
Germany	30,000	1,425,427	—	1,455,427
Ireland	516,802	—	—	516,802
Japan	483,525	1,935,060	—	2,418,585
Netherlands	904,341	—	—	904,341
Singapore	—	429,129	—	429,129
South Korea	—	778,782	—	778,782
Spain	—	1,034,383	—	1,034,383
Sweden	189,486	287,026	—	476,512
Switzerland	969,640	3,171,333	—	4,140,973
United Kingdom	1,046,421	2,492,838	—	3,539,259
United States	892,881	—	—	892,881
Investment Companies	294,582	—	—	294,582
Short-Term Securities	147,094	—	—	147,094

Total:	8,601,460	15,917,266	—	24,518,726

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2020	3